Accrued Liabilities And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Accrued Liabilities and Other Current Liabilities
Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accrued payroll and welfare	39,497	74,970	11,764
Interests payable	711	830	130
Accrued reimbursement expenses	25,991	27,918	4,381
Professional service fees	5,695	3,314	520
Other taxes and surcharge	6,989	7,692	1,207
Others	4,765	13,168	2,068

	83,648	127,892	20,070